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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


             Pioneer Real Estate Shares VCT Portfolio Class II Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENT(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- CLASS II SHARES


SEMIANNUAL REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Real Estate Shares VCT Portfolio

   Portfolio and Performance Update                                          2

   Portfolio Management Discussion                                           3

   Schedule of Investments                                                   4

   Financial Statements                                                      5

   Notes to Financial Statements                                             9

  PIONEER REAL ESTATE SHARES VCT PORTFOLIO+     PIONEER VARIABLE CONTRACTS TRUST

  PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

U.S. Common Stocks                            92.7%
Temporary Cash Investment                      7.3%

[CHART]

SECTOR DISTRIBUTION
(As a percentage of equity holdings)

Retail                                        26.7%
Office                                        23.3%
Apartment                                     18.5%
Diversified                                   11.5%
Industrial                                     7.9%
Hotel                                          6.0%
Self Storage                                   4.4%
Manufactured Homes                             1.7%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Equity Office Properties Trust                         7.02%
   2. Simon DeBartolo Group, Inc.                            5.78
   3. Equity Residential Property Trust                      4.30
   4. General Growth Properties, Inc.                        4.19
   5. ProLogis Trust                                         4.19

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS -- CLASS II

                                                          6/30/03       12/31/02
Net Asset Value per Share                                $  15.84       $  14.45

DISTRIBUTIONS PER SHARE                            SHORT-TERM      LONG-TERM
(1/1/03 - 6/30/03)                     DIVIDENDS   CAPITAL GAINS   CAPITAL GAINS
                                       $   0.340   $     -         $     -

PERFORMANCE OF A $10,000 INVESTMENT -- CLASS II

The following chart shows the change in value of an investment made in PIONEER REAL ESTATE SHARES VCT PORTFOLIO at net asset value, compared to that of the Wilshire Real Estate Securities Index. Portfolio returns are based on net asset value and do not reflect applicable insurance fees and surrender charges.

                                            PIONEER REAL       WILSHIRE REAL
                                            ESTATE SHARES      ESTATE SECURITIES
                                            VCT PORTFOLIO*     INDEX+
3/31/1995                                  $        10,000     $        10,000
                                           $        11,674     $        11,322
                                           $        15,680     $        15,497
12/31/1997                                 $        18,919     $        18,565
                                           $        15,259     $        15,330
12/31/1999                                 $        14,460     $        14,841
                                           $        18,905     $        19,403
12/31/01                                   $        20,327     $        21,431
                                           $        20,789     $        21,983
6/30/03                                    $        23,312     $        24,945

+ Index comparison begins on 2/28/95. The Wilshire Index is a market-capitalization weighted measure of the performance of real estate investment trusts (equity and hybrid) and real estate operating companies. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

AVERAGE ANNUAL
TOTAL RETURNS+
(As of June 30, 2003)

NET ASSET VALUE*

Life-of-Class                   10.69%
5 Years                          5.67%
1 Year                           2.09%

All total returns shown assume reinvestment of distributions at net asset value.

+ The performance of Class II shares for the period prior to the commencement of operations of Class II shares on 8/1/00 is based on the performance of Class I shares, reduced to reflect the higher distribution fees of Class I shares.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO        PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

Following the swift conclusion of the war in Iraq in early April, equity markets staged an impressive rebound, contributing to strong gains for the six months ended June 30, 2003. It appears that the relatively short duration of the war in Iraq helped to temper investors' anxiety and ease the uncertainty overshadowing stock markets worldwide. In the following interview, portfolio manager Jeff Caira suggests that while volatility and slow economic growth are complicating a recovery, the outlook is improving.

Q: THE PORTFOLIO HAD POSITIVE RETURNS GOING INTO THE APRIL RALLY. HOW DID IT
   PERFORM FOR THE SIX MONTHS ENDED JUNE 30, 2003?

A: The Portfolio achieved favorable gains for the first half of its fiscal year, which was rewarding given the fact that many sectors of the real estate market were showing increasing vulnerability to the weaker U.S. economy. In April, investors returned to the market with enthusiasm, but our preference for larger, high-quality real estate investments proved to be a drawback during the rally.

   For the six months ended June 30, 2003 the Portfolio's total return at net asset value for Class II shares was 12.14%. The Portfolio underperformed its benchmark, the Wilshire Real Estate Securities Index, which rose 13.47% for the same period. In addition to investors' penchant for lower-quality, higher-yielding stocks, poor stock selection in the hotel sector and our decision to limit the Portfolio's exposure to community center property companies during a period of strong performance accounts for the disparity.

Q: WHY DID THE PORTFOLIO'S HOTEL STOCKS PROVE TO BE SO DISAPPOINTING?

A: In addition to choosing stocks that lagged the hotel sector's spring rally, our decision to underweight the Portfolio's exposure to this sector had the added misfortune of limiting its participation in the rebound. Furthermore, Starwood Hotels & Resorts, which we'd chosen to slightly underweight (relative to the benchmark), outperformed the benchmark for the six-month period.

Q: DESPITE SLUGGISH ECONOMIC GROWTH, RETAIL STOCKS TURNED IN STRONG PERFORMANCE.
   WHY IS THAT?

A: Retail stocks benefited from continued improvement in fundamentals, as landlords were generally able to increase occupancy levels in retail centers and generate strong rent increase on expiring and new leases. Additionally, there were fewer tenant bankruptcies than there were for the same period last year, keeping cash flows strong. Investors continued to bid these stocks up despite valuations levels at the high end of the historical range for community center property companies. Investors appeared to be downplaying valuation levels in favor of the strong absolute and even stronger relative fundamentals of this property type. Two of the Portfolio's largest investments in this area of the retail sector, Pan Pacific Retail Properties and Weingarten Realty Investors, were significant contributors to performance for the six months under review.

Q: HAS THE OUTLOOK FOR THE OFFICE SECTOR IMPROVED?

A: Office real estate investment trusts (REITs) are still experiencing weak fundamentals, since the sector is so highly correlated to the direction of economic growth, albeit with a lag. Vacancy rates have risen and expiring contractual rent agreements, which experienced dramatic increases in recent years, are, in many cases, in jeopardy of being renewed at today's lower rent levels. We're watching the group closely to look for signs of job growth in the economy, which could signal a subsequent turnaround in office property fundamentals. We are pleased to see that the supply of new office buildings has moderated, which bodes well for the sector once job growth improves and demand increases.

Q: WHAT IS YOUR OUTLOOK?

A: We believe that the longer-term benefits of real estate investments remain intact - namely above-average dividend yields, relatively stable cash flows and modest growth. The industry's current fundamentals are weak, however, and we don't foresee substantial improvement, with the exception of hotel REITs, until job growth resumes. While we remain cautious, we've taken steps to reduce the Portfolio's exposure to defensive sectors, including industrial, manufactured housing and office REITs, and slightly increased its exposure to retail by adding to community center property companies. Since real estate is a lagging indicator of the economy's strength by about six months, we want to ensure that the Portfolio is well positioned for an eventual recovery before it becomes widely apparent.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

Real estate investments may be subject to special risks, including risks related to general and local economic conditions and risks related to an individual property.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO        PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

SHARES                                                                     VALUE
               COMMON STOCKS - 92.7%
               HOTELS, RESTAURANTS & LEISURE - 3.0%
               HOTELS, RESORTS & CRUISE LINES - 3.0%

      66,000   Starwood Hotels & Resorts                            $  1,886,940
                                                                    ------------
               TOTAL HOTELS, RESTAURANTS & LEISURE                  $  1,886,940
                                                                    ------------

               REAL ESTATE - 89.7%
               REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.5%
      11,500   American Financial Realty Trust*                     $    171,465
      61,000   Catellus Development Corp.*                             1,342,000
                                                                    ------------
                                                                    $  1,513,465
                                                                    ------------

               REAL ESTATE INVESTMENT TRUSTS - 87.2%
      13,600   Alexandria Real Estate Equities, Inc.                $    612,000
      37,500   AMB Property Corp.                                      1,056,375
      62,000   Apartment Investment & Management Co.                   2,145,200
      62,215   Archstone Communities Trust                             1,493,160
      56,000   Arden Realty Group, Inc.                                1,453,200
      32,500   AvalonBay Communities, Inc.*                            1,385,800
      45,000   Boston Properties, Inc.                                 1,971,000
      31,200   Brandywine Realty Trust                                   768,144
      34,000   Camden Property Trust                                   1,188,300
      39,000   Carramerica Realty Corp.                                1,084,590
      33,800   CBL & Associates Properties                             1,453,400
      28,800   Chelsea Property Group, Inc.                            1,160,928
      57,000   Duke Realty Investments, Inc.                           1,570,350
     149,157   Equity Office Properties Trust                          4,028,731
      95,000   Equity Residential Property Trust                       2,465,250
       7,600   Essex Property Trust, Inc.                                435,100
      31,000   Federal Realty Investment Trust                           992,000
       2,000   First Industrial Realty Trust, Inc.                        63,200
      38,500   General Growth Properties, Inc.                         2,403,940
      19,500   Home Properties of NY, Inc.                               687,180
     125,790   Host Marriott Corp.*                                    1,150,979
      51,000   Innkeepers USA Trust                                      346,800
      38,000   Liberty Property Trust                                  1,314,800
      28,200   Manufactured Home Communities, Inc.                       990,102
      12,100   MeriStar Hospitality Corp.                                 62,194
      36,400   Mills Corp.                                             1,221,220
      31,300   Pan Pacific Retail Properties, Inc.                     1,231,655
      44,000   Prentiss Properties Trust                               1,319,560
      88,000   ProLogis Trust                                          2,402,400
      29,000   PS Business Parks, Inc.*                                1,023,700
      43,700   Public Storage, Inc.                                    1,480,119
       1,615   Public Storage, Inc. (Depository Shares)                   45,866
      16,000   Regency Centers Corp.*                                    559,680
      31,000   Shurgard Storage Centers, Inc.                          1,025,480
      85,000   Simon DeBartolo Group, Inc.                             3,317,550
      31,000   SL Green Realty Corp.                                   1,081,590
      34,900   Taubman Centers, Inc.                                     668,683
      34,000   The Macerich Co.                                        1,194,420
      74,500   Trizec Properties Inc.                                    847,065
      48,000   United Dominion Realty Trust                              826,560
      54,000   Vornado Realty Trust                                 $  2,354,400
      26,000   Western Resources, Inc.                                 1,089,400
                                                                    ------------
                                                                    $ 53,972,071
                                                                    ------------
               TOTAL REAL ESTATE                                    $ 55,485,536
                                                                    ------------
               TOTAL COMMON STOCKS
               (Cost $50,393,499)                                   $ 57,372,476
                                                                    ------------
PRINCIPAL
AMOUNT

               TEMPORARY CASH INVESTMENTS - 7.3%

               SECURITIES LENDING COLLATERAL - 7.3%
$  4,500,325   Securities Lending Investment Fund,
               1.21%                                                $  4,500,325
                                                                    ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $4,500,325)                                    $  4,500,325
                                                                    ------------
               TOTAL INVESTMENT IN SECURITIES - 100.0%
               (Cost $54,893,824)                                   $ 61,872,801
                                                                    ============

* Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO        PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                SIX MONTHS
                                                                  ENDED                                           8/1/00
                                                                  6/30/03       YEAR ENDED      YEAR ENDED          TO
CLASS II                                                        (UNAUDITED)      12/31/02        12/31/01        12/31/00
Net asset value, beginning of period                           $      14.45    $      14.75    $      14.40    $      14.55
                                                               ------------    ------------    ------------    ------------
Increase (decrease) from investment operations:
  Net investment income                                        $       0.43    $       0.55    $       0.41    $       0.32
  Net realized and unrealized loss (gain) on investments               1.30           (0.20)           0.63           (0.28)
                                                               ------------    ------------    ------------    ------------
  Net increase (decrease) from investment operations           $       1.73    $       0.35    $       1.04    $       0.04
Distributions to shareowners:
  Net investment income                                               (0.34)          (0.65)          (0.52)          (0.09)
  Net realized gain                                                       -               -               -               -
  Tax Return of capital                                                   -               -           (0.17)          (0.10)
                                                               ------------    ------------    ------------    ------------
Net decrease (increase) in net asset value                     $       1.39    $      (0.30)   $       0.35    $      (0.15)
                                                               ------------    ------------    ------------    ------------
Net asset value, end of period                                 $      15.84    $      14.45    $      14.75    $      14.40
                                                               ============    ============    ============    ============
Total return*                                                         12.14%           2.28%           7.52%           1.32%
Ratio of net expenses to average net assets+                           1.49%**         1.32%           1.52%           1.63%**
Ratio of net investment income to average net assets+                  6.39%**         4.21%           4.36%           7.54%**
Portfolio turnover rate                                                  14%**           29%             34%             31%
Net assets, end of period (in thousands)                       $     30,812    $     31,985    $     11,972    $      1,770
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                         1.49%**         1.32%           1.52%           1.63%**
  Net investment income                                                6.39%**         4.21%           4.36%           7.54%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                         1.49%**         1.32%           1.52%           1.62%**
  Net investment income                                                6.39%**         4.21%           4.36%           7.53%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
+  Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO        PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 6/30/03 (UNAUDITED)

ASSETS:
  Investment in securities, at value (including securities
   loaned of $4,306,657) (cost $54,893,824)                       $   61,872,801
  Cash                                                                 1,749,210
  Cash held as collateral for futures contracts                                -
  Foreign currencies, at value                                                 -
  Receivables -
    Investment securities sold                                           273,309
    Fund shares sold                                                      85,364
    Variation margin                                                           -
    Dividends, interest and foreign taxes withheld                       378,499
    Forward foreign currency settlement contracts, net                         -
    Forward foreign currency portfolio hedge contracts, open-net               -
  Due from Pioneer Investment Management, Inc.                                 -
  Other                                                                      415
                                                                  --------------
      Total assets                                                $   64,359,598
                                                                  --------------
LIABILITIES:
    Payables -
    Investment securities purchased                               $            -
    Fund shares repurchased                                               60,623
    Dividends                                                                  -
    Upon return for securities loaned                                  4,500,325
    Variation margin                                                           -
    Forward foreign currency settlement contracts, net                         -
    Forward foreign currency portfolio hedge contracts,                        -
  Due to bank
  Due to affiliates                                                       51,690
  Accrued expenses                                                        35,387
  Other -                                                                      -
                                                                  --------------
      Total liabilities                                           $    4,648,025
                                                                  --------------
NET ASSETS:
  Paid-in capital                                                 $   56,923,798
  Accumulated net investment income (loss)                               166,693
  Accumulated undistributed net realized gain (loss)                  (4,357,895)
  Net unrealized gain (loss) on:
    Investments                                                        6,978,977
    Futures contracts                                                          -
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies                         -
                                                                  --------------
    Total net assets                                              $   59,711,573
                                                                  --------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                      $   28,899,714
  Shares outstanding                                                   1,822,079
                                                                  --------------
  Net asset value per share                                       $        15.86
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                      $   30,811,859
    Shares outstanding                                                 1,944,844
                                                                  --------------
    Net asset value per share                                     $        15.84

   The accompanying notes are an integral part of these financial statements.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO        PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                    SIX MONTHS
                                                                       ENDED
                                                                      6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $0)                 $    1,677,652
  Interest (net of foreign taxes withheld of $0)                           3,017
  Income on securities loaned, net                                           933
  Other                                                                        -
                                                                  --------------
      Total investment income                                     $    1,681,602
                                                                  --------------

EXPENSES:
  Management fees                                                 $      226,520
  Transfer agent fees                                                      1,253
  Distribution fees (Class II)                                            36,101
  Administrative fees                                                     18,596
  Custodian fees                                                          13,830
  Professional fees                                                       13,980
  Printing                                                                27,396
  Fees and expenses of nonaffiliated trustees                                794
  Miscellaneous                                                            5,188
                                                                  --------------
    Total expenses                                                $      343,658
    Less management fees waived and expenses assumed by
     Pioneer Investment Management, Inc.                                       -
    Less fees paid indirectly                                                  -
                                                                  --------------
    Net expenses                                                  $      343,658
                                                                  --------------
      Net investment income (loss)                                $    1,337,944
                                                                  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                                   $   (1,197,543)
    Futures contracts                                                          -
    Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                             -
                                                                  --------------
                                                                  $   (1,197,543)
                                                                  --------------
  Change in net unrealized gain or loss from:
    Investments                                                   $    6,194,967
    Futures contracts
    Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                             -
                                                                  --------------
                                                                  $    6,194,967
                                                                  --------------
  Net gain (loss) on investments, futures contracts and
   foreign currency transactions                                  $    4,997,424
                                                                  ==============
  Net increase (decrease) in net assets resulting from operations $    6,335,368
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO        PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS
                                                                             ENDED            YEAR
                                                                            6/30/03           ENDED
                                                                          (UNAUDITED)       12/31/02
FROM OPERATIONS:
Net investment income (loss)                                             $   1,337,944    $   2,492,943
Net realized gain (loss) on investments                                     (1,197,543)       1,113,384
Change in net unrealized gain or loss on investments, futures
  contracts and foreign currency transactions                                6,194,967       (3,941,737)
                                                                         -------------    -------------
      Net increase (decrease) in net assets resulting from operations    $   6,335,368    $    (335,410)
                                                                         -------------    -------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
    Class I                                                              $    (659,124)   $  (1,521,318)
    Class II                                                                  (650,123)      (1,232,076)
Net realized gain
    Class I                                                                          -                -
    Class II                                                                         -                -
Tax return of capital
    Class I                                                                          -                -
    Class II                                                                         -                -
                                                                         -------------    -------------
      Total distributions to shareowners                                 $  (1,309,247)   $  (2,753,394)
                                                                         -------------    -------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                         $   2,596,538    $  39,665,104
Reinvestment of distributions                                                1,309,247        2,753,394
Cost of shares repurchased                                                 (11,078,117)     (22,469,623)
                                                                         -------------    -------------
      Net increase (decrease) in net assets resulting from
       fund share transactions                                           $  (7,172,332)   $  19,948,875
                                                                         -------------    -------------
      Net increase (decrease) in net assets                              $  (2,146,211)   $  16,860,071
                                                                         -------------    -------------

NET ASSETS:
Beginning of period                                                      $  61,857,784    $  44,997,713
                                                                         -------------    -------------
End of period                                                            $  59,711,573    $  61,857,784
                                                                         =============    =============
Accumulated undistributed/(distributions in excess of)
  net investment income (loss)                                           $     166,693    $     137,996
                                                                         =============    =============

   The accompanying notes are an integral part of these financial statements.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:
   Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
   Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer Fund VCT Portfolio (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
   Pioneer Money Market VCT Portfolio (Money Market Portfolio)
   Pioneer Value VCT Portfolio (Value Portfolio)(class II only)

Portfolio shares may be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Real Estate Shares Portfolio is to seek long-term capital growth, with current income as a secondary objective.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

   Because the Real Estate Shares Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts (REITs), the Portfolio may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940.

B. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   A portion of the dividend income recorded by the Real Estate Shares Portfolio is from distributions by publicly traded REITs, and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital, are recorded by the Trust as a reduction of the cost basis of the securities held. At December 31, 2002, The Portfolio had a capital loss carryforward of $2,857,774, which will expire between 2007 and 2008 if not utilized.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                                  PIONEER
                                                   FUND
                                               VCT PORTFOLIO
                                                   2002
------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                               $    2,753,394*
Long-Term capital gain                                     -
                                              --------------
                                              $    2,793,394*
Return of Capital                                          -
                                              --------------
   Total distributions                        $    2,793,394*
                                              --------------
DISTRIBUTABLE EARNINGS
   (ACCUMULATED LOSSES):
Undistributed ordinary income                 $            -
Undistributed long-term gain                               -
Unrealized appreciation/depreciation                 481,432
                                              --------------
   Total                                      $      481,432
                                              ==============

* Included in the Portfolio's distribution from ordinary income is $677,466 in excess of investment company taxable income, which is in accordance with U.S. tax law.

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

C. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. Dividends and distributions to shareowners are recorded on the ex-dividend date.

D. SECURITY LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at year end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

E. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.80% of the Portfolios' average daily net assets.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $44,763 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $250 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $6,677 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                                                            NET
                                                          GROSS            GROSS        APPRECIATION/
                                        TAX COST       APPRECIATION     DEPRECIATION    (DEPRECIATION)
------------------------------------------------------------------------------------------------------
Real Estate Shares Portfolio         $   55,196,402   $    7,766,689   $   (1,090,290)  $    6,676,399

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $4,055,653 and 10,827,733, respectively.

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        '03 SHARES      '03 AMOUNT         '02 SHARES     '02 AMOUNT
------------------------------------------------------------------------------------------------------
REAL ESTATE SHARES PORTFOLIO
CLASS I:
Shares sold                                  60,608   $      927,255          817,845   $   12,158,841
Reinvestment of distributions                44,259          659,124          100,318        1,521,318
Shares repurchased                         (347,107)      (5,054,630)      (1,090,008)     (15,874,180)
                                       ---------------------------------------------------------------
  Net increase (decrease)                  (242,240)  $   (3,468,251)        (171,845)  $   (2,194,021)
                                       ===============================================================
CLASS II:
Shares sold                                 108,458   $    1,669,283        1,775,897   $   27,506,263
Reinvestment of distributions                43,686          650,123           82,099        1,232,076
Shares repurchased                         (420,169)      (6,023,485)        (456,793)      (6,595,443)
                                       ---------------------------------------------------------------
  Net increase                             (268,025)  $   (3,704,079)       1,401,203   $   22,142,896
                                       ===============================================================

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENT(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

*MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                                                   13917-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares VCT Portfolio Class II Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.